Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes Tables
Schedule of Reconiliation of Statutory Income Tax Rate

A reconciliation of the statutory income tax rates and the Company’s effective tax rate is as follows:

	December 31,
	2014	2013
Statutory U.S. federal rate	34.0%	34.0%
State income tax, net of federal benefit	3.9%	3.9%
Meals & entertainment	(0.3)%	(0.4)%
Others	(0.5)%	(2.8)%
Forward sale of preferred stock	(2.3)%	0.0%
Non-cash interest on conversion	(2.8)%	0.0%
Valuation allowance	(32.0)%	(34.7)%
Provision for income taxes	0.0%	0.0%

Schedule of Deferred Tax Assets

The tax effects of the temporary differences and carry forwards that give rise to deferred tax assets consist of the following:

	As of December 31,
	2014	2013
Deferred tax assets:
Net operating loss carry forwards	$3,675,012	$3,306,227
Patent costs	318,652	243,722
Capitalized interest	85,568	8,518
Accrued vacation	10,237	6,192
Research and development credit	200,482	73,484
Stock based compensation	383,381	115,314
Other	4,460	4,828
Gross deferred tax assets	4,677,792	3,758,285
Valuation allowance	(4,677,792)	(3,758,285)
Net deferred tax assets	$—	$—